Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Taxes (Details) [Line Items]
Statutory income tax rate	15.00%
Accrued withholding tax		$ 994,941
Unrecognized earnings of foreign subsidiaries	23,731,272	20,328,999
Unrecognized tax benefits	3,095,554	1,333,608	$ 194,939
Deferred tax assets relating to tax losses carry forward	2,497,005	750,616	128,467
Unrecognized tax benefits with deferred tax	446,490	208,109	128,467
Income tax penalty and interest	36,363	0	$ 0
Income tax interests	$ 53,826	$ 0
High and New Technology Enterprises [Member]
Taxes (Details) [Line Items]
Tax exemption, description	Under the Enterprise Income Tax (“EIT”) Law of PRC, enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in PRC, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2019 to 2021 and it enjoys a preferential tax rate of 15%. As of the reporting date, CLPS Shanghai has not been awarded the renewed “HNTE” certificate, and subject to a unified 25% enterprise income tax rate for tax year 2022.
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 547,047
Singapore [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 1,031,900
Mainland China [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	1,572,903
Australia [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	254,524
Japan [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 159,183
Net operating loss carry forwards, expiration	10 years
Philippines [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 12,358
Net operating loss carry forwards, expiration	5 years